Consolidated Statements of Changes in Stockholders' Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Treasury stock, at cost	Sony Corporation's stockholders' equity	Noncontrolling interests
Beginning Balance at Mar. 31, 2010	¥ 3,285,555	¥ 630,822	¥ 1,157,812	¥ 1,851,004	¥ (669,058)	¥ (4,675)	¥ 2,965,905	¥ 319,650
Exercise of stock acquisition rights	220	99	99				198	22
Stock-based compensation	1,782		1,782				1,782
Comprehensive income:
Net income (loss)	(220,326)			(259,585)			(259,585)	39,259
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	(15,517)				(12,001)		(12,001)	(3,516)
Unrealized gains (losses) on derivative instruments	(1,553)				(1,553)		(1,553)
Pension liability adjustment	(3,299)				(3,176)		(3,176)	(123)
Foreign currency translation adjustments	(119,032)				(118,416)		(118,416)	(616)
Total comprehensive income (loss)	(359,727)						(394,731)	35,004
Stock issue costs, net of tax	(8)			(8)			(8)
Dividends declared	(31,688)			(25,089)			(25,089)	(6,599)
Purchase of treasury stock	(111)					(111)	(111)
Reissuance of treasury stock	68			(48)		116	68
Transactions with noncontrolling interests shareholders and other	40,488		(27)				(27)	40,515
Ending Balance at Mar. 31, 2011	2,936,579	630,921	1,159,666	1,566,274	(804,204)	(4,670)	2,547,987	388,592
Exercise of stock acquisition rights	169	2	2				4	165
Stock-based compensation	1,838		1,838				1,838
Comprehensive income:
Net income (loss)	(398,425)			(456,660)			(456,660)	58,235
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	20,557				14,546		14,546	6,011
Unrealized gains (losses) on derivative instruments	539				539		539
Pension liability adjustment	(33,173)				(34,668)		(34,668)	1,495
Foreign currency translation adjustments	(17,911)				(18,306)		(18,306)	395
Total comprehensive income (loss)	(428,413)						(494,549)	66,136
Stock issue costs, net of tax	(1)			(1)			(1)
Dividends declared	(32,850)			(25,090)			(25,090)	(7,760)
Purchase of treasury stock	(79)					(79)	(79)
Reissuance of treasury stock	51			(61)		112	51
Transactions with noncontrolling interests shareholders and other	12,813		(1,270)				(1,270)	14,083
Ending Balance at Mar. 31, 2012	2,490,107	630,923	1,160,236	1,084,462	(842,093)	(4,637)	2,028,891	461,216
Exercise of stock acquisition rights	109							109
Stock-based compensation	851		851				851
Comprehensive income:
Net income (loss)	104,176			43,034			43,034	61,142
Other comprehensive income, net of tax -
Unrealized gains (losses) on securities	66,844				42,179		42,179	24,665
Unrealized gains (losses) on derivative instruments	308				308		308
Pension liability adjustment	(6,623)				(4,983)		(4,983)	(1,640)
Foreign currency translation adjustments	161,818				163,076		163,076	(1,258)
Total comprehensive income (loss)	326,523						243,614	82,909
Stock issue costs, net of tax	(18)			(18)			(18)
Dividends declared	(34,376)			(25,181)			(25,181)	(9,195)
Purchase of treasury stock	(35)					(35)	(35)
Reissuance of treasury stock	45		(155)			200	45
Transactions with noncontrolling interests shareholders and other	(102,028)		(50,401)				(50,401)	(51,627)
Ending Balance at Mar. 31, 2013	¥ 2,681,178	¥ 630,923	¥ 1,110,531	¥ 1,102,297	¥ (641,513)	¥ (4,472)	¥ 2,197,766	¥ 483,412